Schedule of Investments (unaudited)	iShares® Residential and Multisector Real Estate ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 29.7%
CareTrust REIT Inc.	148,799	$3,456,601
Community Healthcare Trust Inc.	40,225	1,909,079
Diversified Healthcare Trust	410,484	1,715,823
Global Medical REIT Inc.	98,474	1,453,476
Healthcare Realty Trust Inc.	243,792	7,362,518
Healthcare Trust of America Inc., Class A	376,497	10,052,470
Healthpeak Properties Inc.	880,901	29,325,194
LTC Properties Inc.	67,146	2,577,735
Medical Properties Trust Inc.	1,001,963	20,139,456
National Health Investors Inc..	75,207	5,042,629
New Senior Investment Group Inc..	143,128	1,256,664
Omega Healthcare Investors Inc.	406,604	14,755,659
Physicians Realty Trust	371,197	6,856,009
Sabra Health Care REIT Inc.	371,251	6,756,768
Universal Health Realty Income Trust	22,238	1,368,749
Ventas Inc.	566,076	32,322,940
Welltower Inc.	630,845	52,423,219
		198,774,989
Residential REITs — 49.4%
American Campus Communities Inc..	236,784	11,062,548
American Homes 4 Rent, Class A	480,615	18,671,893
Apartment Income REIT Corp.	270,224	12,816,724
Apartment Investment & Management Co., Class A	256,749	1,722,786
AvalonBay Communities Inc.	210,527	43,934,879
Bluerock Residential Growth REIT Inc., Class A	38,371	390,233
BRT Apartments Corp.	19,626	340,315
Camden Property Trust	163,392	21,677,217
Centerspace.	22,932	1,809,335
Equity LifeStyle Properties Inc.	300,481	22,328,743
Equity Residential	556,605	42,858,585
Essex Property Trust Inc.	97,250	29,175,972
Independence Realty Trust Inc.	176,030	3,209,027
Invitation Homes Inc.	857,285	31,968,158
Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities Inc.	179,288	$30,195,685
NexPoint Residential Trust Inc.	38,513	2,117,445
Preferred Apartment Communities Inc., Class A	86,829	846,583
Sun Communities Inc.	173,320	29,707,048
UDR Inc.	510,640	25,011,147
UMH Properties Inc.	69,774	1,522,469
		331,366,792
Specialized REITs — 20.5%
CubeSmart	347,187	16,081,702
Extra Space Storage Inc.	198,037	32,442,422
Life Storage Inc.	132,012	14,171,488
National Storage Affiliates Trust	120,895	6,112,451
Public Storage	227,719	68,472,826
		137,280,889
Total Common Stocks — 99.6%
(Cost: $578,913,277)		667,422,670

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	890,000	890,000

Total Short -Term Investments — 0.1%
(Cost: $890,000)		890,000

Total Investments in Securities — 99.7%
(Cost: $579,803,277)		668,312,670

Other Assets, Less Liabilities — 0.3%		2,083,879

Net Assets — 100.0%.		$670,396,549

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,180,000	$—	$(290,000	)(a)	$—	$—	$890,000	890,000	$22	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate Index	72	09/17/21	$2,858	$(39,408)

Schedule of Investments (unaudited) (continued)	iShares® Residential and Multisector Real Estate ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$667,422,670	$—	$—	$667,422,670
Money Market Funds	890,000	—	—	890,000
	$668,312,670	$—	$—	$668,312,670
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(39,408)	$—	$—	$(39,408)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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